Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions or Balances with the Group	The related parties that had transactions or balances with the Group in 2017 and 2018 consisted of:
Related Party	Nature of the party	Relationship with the Group
Alex S. Xu	Individual	Founder and CEO
Hui Xu	Individual	Brother of Alex S.Xu
Yan Zhang *	Individual	Senior management of the Group
1250 Bayshore Highway, LLC (“Bayshore”)	Hotel management	Controlled by Alex S.Xu
APAM Holdings, LLC(“APAM”)	Investment holding	Controlled by Alex S.Xu
Napa Infinity Winery (Shanghai) Inc. (“Napa”)	Wine distributor	Controlled by Hui Xu
519 Information Technology (Shanghai) Inc. (“519”)	Wine distributor	Controlled by Hui Xu
Pacific Hotel Management (Rongcheng) Co., Ltd. (“Rongcheng”)	Hotel management	Controlled by Hui Xu
GTI	Investment holding	Shareholder of the Group, controlled by Alex S. Xu
Tianjin GreenTree Tianbao Hotel Management CO., Ltd. (“TB”)	Franchised hotels	Equity investee of the Group
JYH	Hotel management	Equity investee of the Group
Yancheng Zexin Hotel Management Co., Ltd.(“Ze Xin”) **	Hotel management	Equity investee of the Group
Steigenberger	Franchised hotels	Equity investee of the Group
Beifu Hong Kong Industrial Co. Limited
(“HK Beifu”)	Investment holding	Controlled by Alex S.Xu
Shiquanmeiwei (Beijing) Catering and Management CO., Ltd.(“Shiquanmeiwei”)	Catering management	Controlled by GTI
Shanghai JYHM Restaurant Management CO., Ltd.(“JYHM”)	Catering management	Controlled by GTI

Schedule of Related Party Balances

(a)Related party balances

Due from related parties:	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Current:
GTI	1,717,539	–	–
Steigenberger	225,000	225,000	32,725
Ze Xin	1,306,153	–	–
Shiquanmeiwei	–	3,600	523
	3,248,692	228,600	33,248
Non-current:
Ze Xin	2,600,000	–	–

Due to related parties:	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
JYHM	–	221,028	32,147
TB	473,018	64,550	9,389
	473,018	285,578	41,536

Schedule of Related Party Transactions
(b)	Related party transactions

During the years ended December 31, 2017 and 2018, related party transactions consisted of the following:

		As of December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Loan to Yan Zhang	(150,000,000)
Interest income from Yan Zhang	4,595,116	3,515,358	–	–
Interest income from Ze Xin	–	75,460	263,366	38,305
Repayment from Yan Zhang	30,000,000	128,110,474	–	–
Repayment from GTI	17,309,623	9,730,276	1,717,539	249,806
Repayment to JYH	(14,200,539)	–	–	–
Franchised revenue from TB	540,827	400,639	389,583	56,662
Franchised revenue from Ze Xin	152,284	232,766	44,763	6,511
Advance from TB	224,516	294,193	–	–
Repayment from Bayshore	–	8,671,250	–	–
(Repayment to)/Advance from Rongcheng	(141,380)	141,380	–	–
Advance to Napa	(434,826)	–	–	–
Advance to Shiquanmeiwei	–	–	3,600	524
Advance from JYHM	–	–	(221,028)	(32,147)
Purchase from Napa	–	4,035,262	–	–
Loan to Steigenberger	–	(225,000)	–	–
Loan to Ze Xin	–	(3,500,000)	(4,300,000)	(625,409)
Repayment from Ze Xin	579,167	367,488	–	–
Advance from/(Repayment to) 519	4,100	(4,100)	–	–